MML SERIES INVESTMENT FUND II

Supplement dated December 8, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Susan B. Sweeney found on page B-47 in the section titled Management of MML II Trust:

Retired; Senior Vice President and Chief Investment Officer (2010-2014), Selective Insurance Group (property and casualty company); Senior Managing Director (2008-2010), Ironwood Capital (private equity firm); Trustee (since 2012), Babson Capital Corporate Investors (closed-end investment company); Trustee (since 2012), Babson Capital Participation Investors (closed-end investment company); Trustee (since 2009), MML Series Investment Fund (open-end investment company); Trustee (since 2009), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Effective December 1, 2014, the following information replaces the information for Richard J. Byrne found on page B-48 in the section titled Management of MML II Trust:

Jeffrey M. Dube	President of MML II Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 46
Officer since 2014
Officer of 36 portfolios in fund complex

Vice President (since 2012), Assistant Vice President (2011-2012), Managing Director (2009-2011), MassMutual; President (since 2014), MML Series Investment Fund (open-end investment company).

The following information replaces similar information for Nicholas H. Palmerino found on page B-48 in the section titled Management of MML II Trust:

Vice President (since 2014), Assistant Vice President (2006-2014), MassMutual; Chief Financial Officer and Treasurer (since 2006), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MassMutual Premier Funds (open-end investment company).

Effective August 7, 2014, the following information supplements the information found on pages B-48 and B-49 in the section titled Management of MML II Trust:

Brian K. Haendiges	Vice President of MML II Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 54
Officer since 2014
Officer of 89 portfolios in fund complex

Vice President (since 2014) MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Select Funds (open-end investment company); Vice President (since 2014), MML Series Investment Fund (open-end investment company); Vice President (since 2014), MassMutual Premier Funds (open-end investment company).

Effective January 1, 2015, the following information will supplement the information found on page B-54 under the heading Trustee Compensation in the section titled Management of MML II Trust:

Effective January 1, 2015, MML II Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,650 per quarter plus a fee of $600 per in-person meeting attended plus a fee of $600 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 50% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Audit Committee is paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Contract Committee, the Nominating Committee, and the Governance Committee are paid an additional 5% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, MML II Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from MML II Trust.

The following information replaces the address for MML Distributors, LLC found on page B-61 in the first paragraph in the section titled The Distributor:

MML Distributors, LLC (the “Distributor”) is located at 100 Bright Meadow Blvd., Enfield, Connecticut 06082.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-14-03